Vident International Equity Fund
Schedule of Investments
November 30, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 98.3%
	Australia - 5.3%
167,396	AGL Energy Ltd.	$1,665,165
72,666	Ansell Ltd.	2,004,147
1,266,539	Beach Energy Ltd.	1,642,517
75,284	BHP Group Ltd.	2,111,855
236,002	BlueScope Steel Ltd.	2,973,653
308,047	Crown Resorts Ltd.	2,188,127
261,182	Flight Centre Travel Group Ltd. (a) (b)	3,292,849
172,001	Fortescue Metals Group Ltd.	2,310,448
45,810	JB Hi-Fi Ltd.	1,542,944
25,233	Mineral Resources Ltd.	601,109
520,916	Qantas Airways Ltd. (a)	2,065,040
1,400,605	Whitehaven Coal Ltd. (b)	1,367,446
		23,765,300
	Belgium - 0.4%
70,502	Proximus SADP	1,476,698
1,767	UCB SA	189,302
		1,666,000
	Brazil - 2.4%
146,670	Cia de Saneamento Basico do Estado de Sao Paulo	1,222,942
323,198	EDP - Energias do Brasil SA	1,123,301
291,172	JBS SA	1,251,475
737,250	Minerva SA/Brazil	1,372,895
208,648	Telefonica Brasil SA	1,697,494
712,429	TIM SA/Brazil	1,792,266
169,125	Vale SA	2,443,232
		10,903,605
	Canada - 5.5%
164,743	Air Canada (a)	3,140,020
81,705	Canadian Solar, Inc. (a) (b)	3,493,706
101,803	Crescent Point Energy Corporation	183,040
78,371	Empire Company Ltd. - Class A	2,149,321
22,960	George Weston Ltd.	1,702,821
38,174	Loblaw Companies Ltd.	1,891,173
40,909	Magna International, Inc.	2,514,077
115,466	Manulife Financial Corporation	1,971,805
74,299	Parex Resources, Inc. (a)	1,020,544
49,611	Sun Life Financial, Inc.	2,207,783
49,812	TFI International, Inc.	2,533,074
110,612	Viatris, Inc. (a) (b)	1,860,494
		24,667,858
	Chile - 1.4%
22,990,137	Banco Santander Chile	992,104
12,948,185	Enel Americas SA	1,867,032
24,469,686	Enel Chile SA	1,693,032
570,612	Falabella SA	1,942,385
		6,494,553
	China - 4.0%
148,000	Anhui Conch Cement Company Ltd. - Class H	946,895
1,653,000	China Medical System Holdings Ltd.	1,688,715
1,175,000	China Shenhua Energy Company Ltd. - Class H	2,270,429
6,744,000	China Telecom Corporation Ltd. - Class H	2,035,596
1,809,000	CNOOC Ltd.	1,897,087
608,500	CSC Financial Company Ltd. - Class H (c)	833,572
1,932,500	Great Wall Motor Company Ltd. - Class H (b)	3,913,608
3,478,000	Lenovo Group Ltd.	2,480,921
642,500	Sinotruk Hong Kong Ltd.	1,594,544
644,000	Yanzhou Coal Mining Company Ltd. - Class H	530,817
		18,192,184
	Colombia - 0.3%
2,504,405	Ecopetrol SA	1,454,620
	Denmark - 0.7%
1,532	AP Moller - Maersk A/S - Class B	3,135,399
	Finland - 0.4%
141,071	Neles Oyj	1,825,867
	France - 1.3%
15,108	Carrefour SA	248,132
51,443	Cie de Saint-Gobain (a)	2,450,370
9,798	Cie Generale des Etablissements Michelin SCA	1,224,193
54,863	Peugeot SA (a)	1,297,121
5,485	Sanofi	555,796
		5,775,612
	Germany - 4.7%
9,317	Allianz SE	2,202,921
6,566	Aurubis AG	501,573
18,857	Continental AG	2,575,982
161,100	Deutsche Lufthansa AG (a)	1,858,861
116,109	Deutsche Telekom AG	2,099,318
22,191	Fresenius Medical Care AG & Company KGaA	1,871,415
11,389	Hannover Rueck SE	1,911,381
12,752	Hella GmbH & Company KGaA (a)	733,715
7,605	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,125,084
14,246	Rheinmetall AG	1,270,583
12,242	Siltronic AG	1,789,483
24,701	Suedzucker AG	392,980
46,145	Uniper SE	1,567,643
		20,900,939
	Hong Kong - 6.0%
295,000	China Mobile Ltd.	1,765,624
1,538,000	China Resources Cement Holdings Ltd.	1,912,457
1,134,800	China Taiping Insurance Holdings Company Ltd.	2,005,387
3,982,000	China Traditional Chinese Medicine Holdings Company Ltd.	1,874,789
3,640,000	China Unicom Hong Kong Ltd.	2,187,991
365,000	CK Asset Holdings Ltd.	1,998,613
628,000	Haier Electronics Group Company Ltd.	2,993,176
2,408,000	Kunlun Energy Company Ltd.	1,813,959
2,029,000	Nine Dragons Paper Holdings Ltd.	2,664,330
501,000	Shimao Group Holdings Ltd.	1,867,643
1,678,000	Sino Land Company Ltd.	2,294,331
1,405,500	Sun Art Retail Group Ltd.	1,475,752
2,329,000	WH Group Ltd. (c)	1,901,654
		26,755,706
	India - 0.0% (e)
10,350	Tata Motors Ltd. - ADR (a) (b)	123,579
	Indonesia - 2.2%
1,434,800	Astra International Tbk PT	538,558
5,006,900	Bank Mandiri Persero Tbk PT	2,242,822
6,327,000	Bank Negara Indonesia Persero Tbk PT	2,688,527
23,918,800	Perusahaan Gas Negara Persero Tbk PT	2,354,613
9,678,400	Telekomunikasi Indonesian Persero Tbk PT	2,213,968
		10,038,488
	Ireland - 0.9%
15,724	Jazz Pharmaceuticals PLC (a) (b)	2,212,524
35,515	Perrigo Company PLC	1,712,533
		3,925,057
	Israel - 1.2%
611,511	Israel Discount Bank Ltd.	2,072,323
38,599	Plus500 Ltd.	800,796
181,868	Teva Pharmaceutical Industries Ltd. (a) (b)	1,760,927
35,815	Tower Semiconductor Ltd. (a)	879,946
		5,513,992
	Italy - 0.5%
90,824	Assicurazioni Generali SpA	1,555,778
219,293	UnipolSai Assicurazioni SpA	584,446
		2,140,224
	Japan - 6.0%
93,900	Alfresa Holdings Corporation	1,882,052
84,200	Dai Nippon Printing Company Ltd.	1,579,431
26,700	Daiwabo Holdings Company Ltd.	1,669,470
15,400	Fujitsu Ltd.	2,142,191
42,700	Kaken Pharmaceutical Company Ltd.	1,560,173
123,100	Kinden Corporation	1,975,031
149,500	K's Holdings Corporation	1,817,943
829,100	Mebuki Financial Group, Inc.	1,701,534
105,300	Medipal Holdings Corporation	1,982,296
98,500	Mixi, Inc.	2,693,105
35,400	NEC Corporation	1,911,311
46,800	Otsuka Holdings Company Ltd.	1,903,866
155,300	Seino Holdings Company Ltd.	2,177,402
4,500	Sekisui House Ltd.	81,045
27,800	Sugi Holdings Company Ltd.	1,847,557
		26,924,407
	Jersey - 0.6%
89,836	Janus Henderson Group PLC (b)	2,563,021
	Malaysia - 1.3%
827,300	Genting Bhd	824,457
1,091,300	MISC Bhd	1,818,833
2,918,700	Sime Darby Bhd	1,654,933
597,600	Tenaga Nasional Bhd	1,478,598
		5,776,821
	Mexico - 1.6%
3,043,611	America Movil SAB de CV - Series L	2,278,575
411,893	Arca Continental SAB de CV	2,028,966
159,652	Gruma SAB de CV	1,769,388
294,859	Grupo Mexico SAB de CV	1,075,193
		7,152,122
	Netherlands - 1.8%
30,076	EXOR NV	2,100,334
69,007	Koninklijke Ahold Delhaize NV	1,980,284
54,020	NN Group NV	2,200,269
43,367	Signify NV (a) (c)	1,841,585
		8,122,472
	Norway - 4.6%
129,661	Equinor ASA	2,052,534
49,886	Gjensidige Forsikring ASA	1,091,041
357,251	Leroy Seafood Group ASA	2,242,752
706,250	Norsk Hydro ASA	2,870,740
207,886	Orkla ASA	1,999,852
43,678	Salmar ASA (a)	2,404,199
301,166	Storebrand ASA (a)	2,148,417
123,736	Telenor ASA	2,115,915
92,813	TGS NOPEC Geophysical Company ASA	1,294,222
16,542	TOMRA Systems ASA	715,165
47,882	Yara International ASA	1,945,210
		20,880,047
	Poland - 0.5%
59,929	KGHM Polska Miedz SA (a)	2,382,450
	Republic of Korea - 8.0%
28,552	Daelim Industrial Company Ltd.	2,064,218
52,201	Dongbu Insurance Company Ltd.	2,075,680
323,471	Doosan Infracore Company Ltd. (a)	2,388,286
31,624	DoubleUGames Company Ltd.	1,669,009
90,986	GS Engineering & Construction Corporation	2,606,530
94,929	Hankook Tire & Technology Company Ltd.	2,805,276
69,651	Hyundai Engineering & Construction Company Ltd.	2,114,928
11,829	Hyundai Mobis Company Ltd.	2,608,356
64,280	Kia Motors Corporation	3,357,629
27,466	Kumho Petrochemical Company Ltd.	3,450,159
32,700	LG Electronics, Inc.	2,526,637
15,324	LG Innotek Company Ltd.	2,146,509
211,111	LG Uplus Corporation	2,279,858
6,589	NongShim Company Ltd.	1,708,954
9,201	Samsung Electronics Company Ltd.	554,613
10,661	Samsung Fire & Marine Insurance Company Ltd.	1,811,276
		36,167,918
	Russian Federation - 1.7%
393,642	Gazprom PJSC - ADR	1,830,435
12,014	LUKOIL PJSC - ADR	780,910
34,457	Magnit PJSC - GDR (d)	519,956
217,400	Mobile TeleSystems PJSC - ADR	1,876,162
21,290	Novolipetsk Steel PJSC - GDR (d)	532,676
154,994	Rosneft Oil Company PJSC - GDR (d)	900,205
26,058	Severstal PJSC - GDR (d)	380,708
20,902	Tatneft PJSC - ADR	794,276
		7,615,328
	Singapore - 6.9%
300,100	City Developments Ltd.	1,747,242
2,023,700	ComfortDelGro Corporation Ltd.	2,492,427
93,100	DBS Group Holdings Ltd.	1,751,228
172,265	Flex Ltd. (a)	2,795,861
3,502,500	Genting Singapore Ltd.	2,169,945
136,900	Jardine Cycle & Carriage Ltd.	1,983,451
88,600	Keppel DC REIT (f)	185,837
33,965	Kulicke & Soffa Industries, Inc.	1,034,234
1,100,300	NetLink NBN Trust (d)	792,558
311,100	Oversea-Chinese Banking Corporation Ltd.	2,340,739
895,700	Sembcorp Industries Ltd.	1,223,506
772,700	Singapore Airlines Ltd. (a)	2,503,186
333,200	Singapore Exchange Ltd.	2,211,053
138,519	United Overseas Bank Ltd.	2,327,434
185,800	UOL Group Ltd.	1,022,129
168,100	Venture Corporation Ltd.	2,362,710
646,300	Wilmar International Ltd.	2,030,994
		30,974,534
	South Africa - 2.9%
230,819	Aspen Pharmacare Holdings Ltd. (a)	1,841,630
491,762	Barloworld Ltd.	2,227,764
240,836	Exxaro Resources Ltd.	1,856,350
59,941	Kumba Iron Ore Ltd.	2,041,160
318,942	MultiChoice Group	2,681,163
1,108,373	Telkom SA SOC Ltd.	2,245,214
		12,893,281
	Spain - 0.4%
97,477	Mapfre SA	187,380
152,154	Repsol SA	1,466,610
		1,653,990
	Sweden - 4.7%
70,252	Boliden AB	2,428,079
81,434	Getinge AB - Class B	1,744,453
207,750	Husqvarna AB - Class B	2,218,981
40,623	ICA Gruppen AB	1,969,917
33,400	Investor AB - Class B	2,318,926
208,453	Skandinaviska Enskilda Banken AB - Class A (a)	2,210,398
95,858	Skanska AB - Class B	2,284,963
106,622	SKF AB - Class B	2,633,827
96,352	Swedish Orphan Biovitrum AB (a)	1,797,496
109,508	Telefonaktiebolaget LM Ericsson - Series B	1,342,953
		20,949,993
	Switzerland - 5.7%
38,473	Adecco Group AG	2,339,063
12,961	Baloise Holding AG	2,243,443
14,992	Chubb Ltd.	2,216,267
106,363	Dufry AG (a)	5,956,704
119,252	Ferrexpo PLC	337,836
745,170	Glencore PLC (a)	2,107,555
9,978	Helvetia Holding AG	983,692
23,874	Novartis AG	2,169,573
5,772	Roche Holding AG	1,906,679
17,386	STMicroelectronics NV	682,562
5,540	Swiss Life Holding AG	2,483,301
25,828	Swiss Re AG	2,368,541
		25,795,216
	Taiwan - 5.4%
281,000	Asustek Computer, Inc.	2,454,837
676,000	Chicony Electronics Company Ltd.	2,025,450
3,218,000	Compal Electronics Ltd.	2,179,016
774,000	Hon Hai Precision Industry Company Ltd.	2,234,899
2,416,000	Inventec Corporation	1,975,013
1,295,000	Lite-On Technology Corporation	2,183,133
346,000	Radiant Opto-Electronics Corporation	1,408,157
382,000	Sino-American Silicon Products, Inc.	1,923,235
2,726,000	United Microelectronics Corporation	3,873,450
1,781,000	Wistron Corporation	1,865,199
458,000	Zhen Ding Technology Holding Ltd.	1,984,493
		24,106,882
	Thailand - 4.3%
1,932,700	Charoen Pokphand Foods PCL - NVDR (b)	1,836,863
744,100	Kasikornbank PCL - NVDR	2,705,818
3,455,200	Krung Thai Bank PCL - NVDR (b)	1,222,170
710,200	PTT Exploration & Production PCL - NVDR	2,271,466
1,657,070	PTT PCL - NVDR	2,191,167
2,593,100	Sri Trang Agro-Industry PCL - NVDR (b)	2,293,072
4,926,000	Thai Union Group PCL - NVDR	2,458,929
1,480,700	Thanachart Capital PCL - NVDR	1,664,258
933,700	The Siam Commercial Bank PCL - NVDR	2,639,053
		19,282,796
	Turkey - 0.0% (e)
1	Yapi ve Kredi Bankasi AS (a)	0
	United Kingdom - 4.8%
35,745	Dialog Semiconductor PLC (a)	1,890,768
188,288	Fiat Chrysler Automobiles NV (a)	2,942,859
2,086,599	International Consolidated Airlines Group SA	4,295,546
576,366	J Sainsbury PLC	1,624,357
586,923	Kingfisher PLC (a)	2,143,839
27,365	Rio Tinto Ltd.	2,044,617
25,911	Rio Tinto PLC	1,672,191
342,733	Royal Mail PLC	1,407,921
848,307	Taylor Wimpey PLC (a)	1,743,523
1,227,440	Vodafone Group PLC	2,026,725
		21,792,346
	TOTAL COMMON STOCKS (Cost $422,094,703)	442,312,607

PREFERRED STOCKS - 1.0%
	Brazil - 0.5%
159,401	Cia Paranaense de Energia	2,031,670
	Germany - 0.5%
50,358	Schaeffler AG	377,091
12,260	Volkswagen AG	2,072,811
		2,449,902
	TOTAL PREFERRED STOCKS (Cost $4,946,891)	4,481,572

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
Units	Private Funds - 1.4%
6,084,825	Mount Vernon Liquid Assets Portfolio, LLC, 0.150% (g)	6,084,825
		6,084,825
Principal Amount	Repurchase Agreements - 2.0%
$2,090,973	Citigroup Global Markets, Inc. - 0.100%, dated 11/30/20, matures 12/01/20, repurchase price $2,090,979 (collateralized by various U.S. Government obligations: Total Value $2,132,793)	2,090,973
2,090,973	Daiwa Securities Group - 0.110%, dated 11/30/20, matures 12/01/20, repurchase price $2,090,979 (collateralized by various U.S. Government obligations: Total Value $2,132,793)	2,090,973
2,090,973	MUFG Securities International, Inc. - 0.100%, dated 11/30/20, matures 12/01/20, repurchase price $2,090,979 (collateralized by various U.S. Government obligations: Total Value $2,132,793)	2,090,973
619,776	Nomura Holdings, Inc. - 0.100%, dated 11/30/20, matures 12/01/20, repurchase price $619,778 (collateralized by various U.S. Government obligations: Total Value $632,172)	619,776
2,090,973	RBC Dominion Securities, Inc. - 0.100%, dated 11/30/20, matures 12/01/20, repurchase price $2,090,979 (collateralized by various U.S. Government obligations: Total Value $2,132,793)	2,090,973
		8,983,668
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,068,493) (h)	15,068,493
	TOTAL INVESTMENTS - 102.7% (Cost $442,110,087)	461,862,672
	Liabilities in Excess of Other Assets - (2.7)%	(11,938,629)
	NET ASSETS - 100.0%	$449,924,043

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of November 30, 2020. Total value of securities out on loan is $16,110,613 or 3.6% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At November 30, 2020, the value of these securities amounted to $4,576,811 or 1.0% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At November 30, 2020, the value of these securities amounted to $3,126,103 or 0.7% of net assets.

(e)	Less than 0.05%
(f)	Real Estate Investment Trust.
(g)	Annualized seven-day yield as of November 30, 2020.
(h)
Investments purchased with cash proceeds from securities lending. As of November 30, 2020, total cash collateral has a value of $15,068,150. Additionally, total non-cash collateral has a value of $2,001,900.

ADR	-American Depositary Receipt
GDR	-Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$442,312,607	$-	$-	$442,312,607
Preferred Stocks	4,481,572	-	-	$4,481,572
Investments Purchased with Proceeds from Securities Lending	-	15,068,493	-	$15,068,493
Total Investments in Securities	$446,794,179	$15,068,493	$-	$461,862,672

^See Schedule of Investments for country breakouts.
For the period ended November 30, 2020, the Fund did not recognize any transfers into or out of Level 3.